Quarterly Holdings Report
for

Fidelity Freedom® Blend 2050 Fund

December 31, 2020

FBF-Y50-QTLY-0221
1.9892478.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,172,695	$69,976,096
Fidelity Series Commodity Strategy Fund (a)	3,556,175	16,322,843
Fidelity Series Large Cap Growth Index Fund (a)	2,869,213	44,845,795
Fidelity Series Large Cap Stock Fund (a)	3,012,824	49,560,960
Fidelity Series Large Cap Value Index Fund (a)	7,204,729	95,174,472
Fidelity Series Small Cap Opportunities Fund (a)	1,466,590	23,509,435
Fidelity Series Value Discovery Fund (a)	2,452,896	35,150,003
TOTAL DOMESTIC EQUITY FUNDS
(Cost $289,280,075)		334,539,604

International Equity Funds - 40.9%
Fidelity Series Canada Fund (a)	1,286,359	14,857,446
Fidelity Series Emerging Markets Fund (a)	924,699	10,486,085
Fidelity Series Emerging Markets Opportunities Fund (a)	3,737,359	93,284,476
Fidelity Series International Growth Fund (a)	2,191,575	38,966,208
Fidelity Series International Index Fund (a)	1,436,753	16,220,940
Fidelity Series International Small Cap Fund (a)	701,945	14,410,921
Fidelity Series International Value Fund (a)	3,838,235	38,727,791
Fidelity Series Overseas Fund (a)	3,128,482	38,793,171
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $218,449,466)		265,747,038

Bond Funds - 6.3%
Fidelity Series Corporate Bond Fund (a)	6,443	73,705
Fidelity Series Emerging Markets Debt Fund (a)	413,574	3,945,495
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	118,232	1,279,274
Fidelity Series Floating Rate High Income Fund (a)	86,110	782,743
Fidelity Series Government Bond Index Fund (a)	7,971	87,288
Fidelity Series High Income Fund (a)	463,027	4,380,233
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,209,828	12,981,454
Fidelity Series Investment Grade Bond Fund (a)	8,181	97,521
Fidelity Series Investment Grade Securitized Fund (a)	6,354	66,460
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,631,355	14,959,527
Fidelity Series Real Estate Income Fund (a)	236,332	2,481,487
TOTAL BOND FUNDS
(Cost $40,654,938)		41,135,187

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 0.11% (b)	49	49
Fidelity Series Government Money Market Fund 0.13% (a)(c)	1,278,159	1,278,159
Fidelity Series Short-Term Credit Fund (a)	97,753	1,000,996
Fidelity Series Treasury Bill Index Fund (a)	524,271	5,242,707
TOTAL SHORT-TERM FUNDS
(Cost $7,507,359)		7,521,911
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $555,891,838)		648,943,740
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,524)
NET ASSETS - 100%		$648,937,216

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$35,853,859	$34,574,673	$13,455,334	$21,137,641	$1,315,226	$11,687,672	$69,976,096
Fidelity Series Canada Fund	8,592,715	3,745,422	1,348,174	309,510	(81,081)	3,948,564	14,857,446
Fidelity Series Commodity Strategy Fund	12,516,653	4,342,066	3,587,078	65,128	(469,689)	3,520,891	16,322,843
Fidelity Series Corporate Bond Fund	109,969	36,196	77,660	1,939	(6,305)	11,505	73,705
Fidelity Series Emerging Markets Debt Fund	2,504,000	1,018,066	95,065	123,805	917	517,577	3,945,495
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,205,149	4,146	7,120	--	78,271	1,279,274
Fidelity Series Emerging Markets Fund	4,450,181	2,941,426	466,366	142,169	7,210	3,553,634	10,486,085
Fidelity Series Emerging Markets Opportunities Fund	40,965,399	25,915,946	5,281,794	2,708,680	103,160	31,581,765	93,284,476
Fidelity Series Floating Rate High Income Fund	558,973	165,579	23,000	23,918	181	81,010	782,743
Fidelity Series Government Bond Index Fund	167,351	36,803	114,843	1,908	(181)	(1,842)	87,288
Fidelity Series Government Money Market Fund 0.13%	3,379,025	5,397,202	7,498,068	2,819	--	--	1,278,159
Fidelity Series High Income Fund	2,829,486	1,195,637	114,998	156,859	1,275	468,833	4,380,233
Fidelity Series Inflation-Protected Bond Index Fund	8,398,507	5,430,879	1,435,461	161,295	(12,062)	599,591	12,981,454
Fidelity Series International Growth Fund	24,938,580	14,249,924	6,162,274	5,431,219	36,098	5,903,880	38,966,208
Fidelity Series International Index Fund	9,816,743	3,232,573	977,196	305,844	(6,524)	4,155,344	16,220,940
Fidelity Series International Small Cap Fund	7,433,165	2,816,493	373,710	113,795	36,667	4,498,306	14,410,921
Fidelity Series International Value Fund	23,967,588	9,396,859	5,792,474	1,067,630	75,137	11,080,681	38,727,791
Fidelity Series Investment Grade Bond Fund	166,004	46,251	116,178	4,676	(4,348)	5,792	97,521
Fidelity Series Investment Grade Securitized Fund	114,859	32,409	80,133	1,604	(39)	(636)	66,460
Fidelity Series Large Cap Growth Index Fund	26,770,691	10,021,616	7,787,698	1,285,948	718,384	15,122,802	44,845,795
Fidelity Series Large Cap Stock Fund	27,851,364	13,887,602	4,346,775	2,485,792	66,020	12,102,749	49,560,960
Fidelity Series Large Cap Value Index Fund	51,603,703	25,311,179	4,331,689	1,848,444	91,138	22,500,141	95,174,472
Fidelity Series Long-Term Treasury Bond Index Fund	9,437,840	9,741,233	2,336,769	1,440,695	56,387	(1,939,164)	14,959,527
Fidelity Series Overseas Fund	23,880,282	9,848,138	6,142,740	433,751	(236,061)	11,443,552	38,793,171
Fidelity Series Real Estate Income Fund	1,542,372	583,873	72,080	139,692	545	426,777	2,481,487
Fidelity Series Short-Term Credit Fund	948,082	18,321	--	18,371	--	34,593	1,000,996
Fidelity Series Small Cap Opportunities Fund	13,805,646	4,960,259	3,834,757	483,240	7,133	8,571,154	23,509,435
Fidelity Series Treasury Bill Index Fund	9,784,765	154,414	4,658,849	42,126	(13,308)	(24,315)	5,242,707
Fidelity Series Value Discovery Fund	16,190,967	11,194,012	1,166,043	704,633	33,957	8,897,110	35,150,003
	368,578,769	201,500,200	81,681,352	40,650,251	1,719,837	158,826,237	648,943,691

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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